Summary of Significant Accounting Policies - Estimated Useful Life of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Land and Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Plant and Building | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Plant and Building | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Real Estate Properties | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Real Estate Properties | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Rail Spur
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Vehicles | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Vehicles | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Machinery, Equipment and Tooling | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery, Equipment and Tooling | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Deferred Mining Costs
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years